Subsequent Events (Details)		12 Months Ended
	Jul. 02, 2021 shares	Jun. 30, 2021 USD ($) $ / shares shares	Oct. 29, 2021 USD ($)	Oct. 29, 2021 CNY (¥)	Oct. 22, 2021 USD ($)	Sep. 17, 2021 USD ($)	Sep. 17, 2021 CNY (¥)	Aug. 10, 2021 USD ($)	Aug. 10, 2021 CNY (¥)
Subsequent Events (Details) [Line Items]
Aggregrate amount		$ 34,839,398
Purchased shares (in Shares) | shares		6,200,000
Underwriting discounts and expenses		$ 37,200,000
Accounts receivable, percentage		40.65%
Interest rate percentage			8.00%	8.00%
Xiamen Bank [Member]
Subsequent Events (Details) [Line Items]
Interest rate percentage								5.22%	5.22%
Xiamen Bank [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Repaid bank loan								$ 309,698	¥ 2,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Accounts receivable					$ 10,381,816
Forecast [Member] | Industrial Bank Co. Ltd [Member]
Subsequent Events (Details) [Line Items]
Repaid bank loan						$ 1,548,491	¥ 10,000,000
Forecast [Member] | Xiamen International Bank [Member]
Subsequent Events (Details) [Line Items]
Repaid bank loan			$ 1,083,944	¥ 7,000,000
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 6
Class A Ordinary Shares [Member] | Initial Public Offering [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares) | shares	6,200,000